Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Obligations, Funded Status and Net Periodic Benefit Costs

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans (1)		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$7,043	$6,562	$676	$87	$1,808	$1,801	$37	$46
Service costs	187	172	64	8	16	16	1	1
Interest costs	404	393	16	6	106	111	2	2
Plan participants’ contributions	—	—	—	—	28	34	—	—
Net actuarial (gains) losses	1,072	301	24	(11)	267	66	2	7
Acquisition, divestitures and curtailments	—	—	(5)	639	—	—	1	—
Change in benefits	17	—	—	1	—	(81)	—	1
Prescription drug subsidy	—	—	—	—	—	12	—	—
Benefits paid	(396)	(385)	(30)	(35)	(132)	(151)	(4)	(3)
Transfers	—	—	(13)	—	—	—	—	(17)
Effect of foreign currency translation	—	—	41	(19)	—	—	—	—

Benefit obligations at December 31,	8,327	7,043	773	676	2,093	1,808	39	37

Change in plan assets:
Fair value of plan assets at January 1,	6,310	5,684	178	86	1,185	1,106	15	15
Actual return on plan assets	944	708	(4)	8	80	97	(1)	5
Acquisition and divestitures	—	—	(4)	97	—	—	—	—
Plan participants’ contributions	—	—	—	—	28	34	—	—
Employer contributions	250	303	55	22	79	87	1	8
Benefits paid	(396)	(385)	(30)	(35)	(132)	(139)	(2)	(1)
Transfers	—	—	(13)	—	—	—	—	(12)
Effect of foreign currency translation	—	—	3	—	—	—	—	—

Fair value of plan assets at December 31,	7,108	6,310	185	178	1,240	1,185	13	15

Over (under) funded status at December 31,	$(1,219)	$(733)	$(588)	$(498)	$(853)	$(623)	$(26)	$(22)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	$—	$106	$3	$6	$—	$—	$—	$—
Other liabilities	(1,219)	(839)	(591)	(504)	(853)	(623)	(26)	(22)

Net amount recognized	$(1,219)	$(733)	$(588)	$(498)	$(853)	$(623)	$(26)	$(22)

Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	$2,498	$2,117	$10	$(25)	$623	$403	$2	$(3)
Prior service costs (credit)	30	17	2	3	(179)	(286)	1	1

Accumulated other comprehensive (income) loss, before income tax	$2,528	$2,134	$12	$(22)	$444	$117	$3	$(2)

(1)	Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $997 million and $821 million at December 31, 2011 and 2010, respectively.

Pension and Other Postretirement Benefit Plans

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010
	(In millions)
Projected benefit obligations	$1,164	$844	$708	$592
Accumulated benefit obligations	$1,045	$770	$644	$537
Fair value of plan assets	$131	$13	$121	$93

Defined benefit plan pension plans with projected benefit obligations in excess of plan assets

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
	(In millions)
Projected benefit obligations	$8,327	$1,187	$732	$616	$2,093	$1,808	$39	$37
Fair value of plan assets	$7,108	$347	$140	$114	$1,240	$1,185	$13	$15

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(In millions)
Net Periodic Benefit Costs:
Service costs	$187	$172	$170	$64	$8	$—	$16	$16	$22	$1	$1	$—
Interest costs	404	393	395	16	6	—	106	111	125	2	2	—
Settlement and curtailment costs	—	—	17	—	8	—	—	—	—	1	1	—
Expected return on plan assets	(448)	(444)	(439)	(6)	(6)	—	(76)	(79)	(72)	(1)	—	—
Amortization of net actuarial (gains) losses	194	196	227	—	—	—	43	38	42	—	—	—
Amortization of prior service costs (credit)	4	7	10	—	—	—	(108)	(83)	(36)	—	—	—

Total net periodic benefit costs (credit)	341	324	380	74	16	—	(19)	3	81	3	4	—

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income (Loss):
Net actuarial (gains) losses	575	37	310	34	(15)	—	262	49	283	5	1	—
Prior service costs (credit)	17	—	(10)	—	1	—	—	(81)	(167)	—	1	—
Amortization of net actuarial gains (losses)	(194)	(196)	(227)	—	—	—	(43)	(38)	(42)	—	—	—
Amortization of prior service (costs) credit	(4)	(7)	(10)	—	—	—	108	83	36	—	—	—

Total recognized in other comprehensive income (loss)	394	(166)	63	34	(14)	—	327	13	110	5	2	—

Total recognized in net periodic benefit costs and other comprehensive income (loss)	$735	$158	$443	$108	$2	$—	$308	$16	$191	$8	$6	$—

Summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost

	December 31,
	2010	2009
	(In millions)
Cumulative reduction in other postretirement benefits obligations:
Balance at January 1,	$247	$317
Service costs	3	2
Interest costs	16	16
Net actuarial (gains) losses	(255)	(76)
Expected prescription drug subsidy	(11)	(12)

Balance at December 31,	$—	$247

	Years Ended December 31,
	2010	2009
	(In millions)
Reduction in net periodic other postretirement benefit costs:
Service costs	$3	$2
Interest costs	16	16
Amortization of net actuarial (gains) losses	10	11

Total reduction in net periodic benefit costs	$29	$29

Assumptions used in determining benefit obligations and net periodic benefit costs

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans (1)	U.S. Plans	Non-U.S. Plans (1)
December 31, 2011:
Weighted average discount rate	4.95%	2.33%	4.95%	5.60%
Rate of compensation increase	3.5% - 7.5%	2.4% - 5.5%	N/A	N/A

December 31, 2010:
Weighted average discount rate	5.80%	2.01%	5.80%	N/A
Rate of compensation increase	3.5% - 7.5%	2.0% - 4.0%	N/A	N/A

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the Subsidiaries providing such benefits.

Assumptions used in determining net periodic benefit costs were as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans (1)	U.S. Plans	Non-U.S. Plans (1)
Year Ended December 31, 2011:
Weighted average discount rate	5.80%	2.40%	5.80%	6.34%
Weighted average expected rate of return on plan assets	7.25%	3.19%	7.25%	7.01%
Rate of compensation increase	3.5% - 7.5%	3.0% - 5.5%	N/A	N/A

Year Ended December 31, 2010:
Weighted average discount rate	6.25%	1.76%	6.25%	N/A
Weighted average expected rate of return on plan assets	8.00%	1.32%	7.20%	N/A
Rate of compensation increase	3.5% - 7.5%	2.0% - 4.0%	N/A	N/A

Year Ended December 31, 2009:
Weighted average discount rate	6.60%	N/A	6.60%	N/A
Weighted average expected rate of return on plan assets	8.25%	N/A	7.36%	N/A
Rate of compensation increase	3.5% - 7.5%	N/A	N/A	N/A

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the Subsidiaries providing such benefits.

Assumed healthcare costs trend rates

	December 31,
	2011	2010
Pre-and Post-Medicare eligible claims	7.3% in 2012, gradually decreasing each year until 2083 reaching the ultimate rate of 4.3%.	7.8% in 2011, gradually decreasing each year until 2083 reaching the ultimate rate of 4.4%.

One-percentage point change in assumed healthcare cost trend rates

	U.S. Plans		Non-U.S. Plans
	One Percent Increase	One Percent Decrease	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$7	$(9)	$—	$—
Effect of accumulated postretirement benefit obligations	$195	$(160)	$1	$(1)

Plan Assets

	December 31, 2011
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Corporate	$—	$1,932	$32	$1,964	$—	$139	$4	$143
Federal agencies	1	286	—	287	—	29	—	29
Foreign bonds	—	213	5	218	—	13	—	13
Municipals	—	184	—	184	—	59	1	60
Preferred stocks	—	2	—	2	—	—	—	—
U.S. government bonds	1,007	187	—	1,194	160	1	—	161

Total fixed maturity securities	1,008	2,804	37	3,849	160	241	5	406

Equity securities:
Common stock - domestic	1,149	38	206	1,393	240	2	—	242
Common stock - foreign	287	—	—	287	55	—	—	55

Total equity securities	1,436	38	206	1,680	295	2	—	297

Money market securities	2	—	—	2	—	1	—	1
Pass-through securities	—	471	2	473	—	84	5	89
Derivative securities	30	10	4	44	—	—	1	1
Short-term investments	4	401	—	405	6	435	—	441
Other invested assets	—	69	531	600	—	—	—	—
Other receivables	—	47	—	47	—	4	—	4
Securities receivable	—	8	—	8	—	1	—	1

Total assets	$2,480	$3,848	$780	$7,108	$461	$768	$11	$1,240

	December 31, 2010
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Corporate	$—	$1,528	$49	$1,577	$—	$67	$4	$71
Federal agencies	—	175	—	175	—	15	—	15
Foreign bonds	—	143	4	147	—	4	—	4
Municipals	—	137	—	137	—	37	1	38
Preferred stocks	—	4	—	4	—	—	—	—
U.S. government bonds	650	136	—	786	82	—	—	82

Total fixed maturity securities	650	2,123	53	2,826	82	123	5	210

Equity securities:
Common stock - domestic	1,406	93	240	1,739	359	3	—	362
Common stock - foreign	461	—	—	461	77	—	—	77

Total equity securities	1,867	93	240	2,200	436	3	—	439

Money market securities	200	90	—	290	1	1	—	2
Pass-through securities	—	321	2	323	—	73	6	79
Derivative securities	3	(5)	—	(2)	—	—	—	—
Short-term investments	(11)	101	—	90	8	443	—	451
Other invested assets	—	63	471	534	—	—	—	—
Other receivables	—	39	—	39	—	3	—	3
Securities receivable	—	70	—	70	—	2	—	2

Total assets	$2,709	$2,895	$766	$6,370	$527	$648	$11	$1,186

Liabilities:
Securities payable	$—	$60	$—	$60	$—	$1	$—	$1

Total liabilities	$—	$60	$—	$60	$—	$1	$—	$1

Total assets and liabilities	$2,709	$2,835	$766	$6,310	$527	$647	$11	$1,185

	Defined Benefit Plan			Postretirement Medical			Postretirement Life
	Target Range	Actual Allocation		Target Range	Actual Allocation		Target Range	Actual Allocation
		2011	2010		2011	2010		2011	2010
Asset Class:
Fixed maturity securities:
Corporate		27%	24%		17%	9%		—%	—%
Federal agency		4	3		4	2		—	—
Foreign bonds		3	3		2	3		—	—
Municipals		3	2		8	5		—	—
U.S. government bonds		16	12		20	11		—	—

Total fixed maturity securities	50% - 80%	53%	44%	50% - 100%	51%	30%	0%	—%	—%

Equity securities:
Common stock - domestic		20%	27%		30%	48%		—%	—%
Common stock - foreign		4	8		7	10		—	—

Total equity securities	0% - 40%	24%	35%	0% - 50%	37%	58%	0%	—%	—%

Alternative securities:
Money market securities		—%	5%		1%	—%		—%	—%
Pass-through securities		6	5		11	10		—	—
Derivatives		1	—		—	—		—	—
Short-term investments		6	1		—	1		100	100
Other invested assets		9	8		—	—		—	—
Other receivables		1	1		—	1		—	—
Securities receivable		—	1		—	—		—	—

Total alternative securities	10% - 20%	23%	21%	10% - 20%	12%	12%	100%	100%	100%

Total assets		100%	100%		100%	100%		100%	100%

	December 31, 2011
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Foreign bonds	$—	$96	$—	$96	$—	$13	$—	$13

Total fixed maturity securities	—	96	—	96	—	13	—	13

Equity securities:
Common stock - foreign	—	43	—	43	—	—	—	—

Total equity securities	—	43	—	43	—	—	—	—

Derivative securities	—	—	13	13	—	—	—	—
Short-term investments	—	6	—	6	—	—	—	—
Other invested assets	19	—	—	19	—	—	—	—
Real estate	—	—	8	8	—	—	—	—

Total assets	$19	$145	$21	$185	$—	$13	$—	$13

	December 31, 2010
	Pension Benefits				Other Postretirement Benefits
	Fair Value Measurements at Reporting Date Using				Fair Value Measurements at Reporting Date Using
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Estimated Fair Value
	(In millions)
Assets:
Fixed maturity securities:
Foreign bonds	$1	$79	$—	$80	$—	$15	$—	$15

Total fixed maturity securities	1	79	—	80	—	15	—	15

Equity securities:
Common stock - domestic	4	—	—	4	—	—	—	—
Common stock - foreign	8	35	—	43	—	—	—	—

Total equity securities	12	35	—	47	—	—	—	—

Money market securities	—	10	—	10	—	—	—	—
Derivative securities	—	—	11	11	—	—	—	—
Short-term investments	2	4	—	6	—	—	—	—
Other invested assets	16	—	—	16	—	—	—	—
Real estate	—	—	8	8	—	—	—	—

Total assets	$31	$128	$19	$178	$—	$15	$—	$15

	Defined Benefit Plan			Other Postretirement Plans
		Actual Allocation			Actual Allocation
	Target	2011	2010	Target	2011	2010
Asset Class:
Fixed maturity securities:
Foreign bonds		52%	45%		100%	100%

Total fixed maturity securities	61%	52%	45%	100%	100%	100%

Equity securities:
Common stock - domestic		—%	2%		—%	—%
Common stock - foreign		23	24		—	—

Total equity securities	27%	23%	26%	—%	—%	—%

Alternative securities:
Money market securities		—%	6%		—%	—%
Short-term investments		3	3		—	—
Other invested assets		22	20		—	—

Total alternative securities	12%	25%	29%	—%	—%	—%

Total assets		100%	100%		100%	100%

Rollforward fair value measurement using significant unobservable outputs (level 3)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits						Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:				Fixed Maturity Securities:

	Corporate	Foreign Bonds	Common Stock- Domestic	Pass- Through Securities	Derivative Securities	Other Invested Assets	Corporate	Municipals	Pass- Through Securities	Derivative Securities
	(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$49	$4	$240	$2	$—	$471	$4	$1	$6	$—
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	(59)	(1)	2	85	—	—	(1)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	(4)	(1)	118	1	4	45	—	—	1	1
Purchases	—	2	7	1	—	97	—	—	—	—
Sales	(13)	—	(100)	(2)	(2)	(167)	—	—	(1)	—
Issuances	—	—	—	—	—	—	—	—	—	—
Settlements	—	—	—	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	1	—	—	—	—	1	—
Transfers out of Level 3	—	—	—	—	—	—	—	—	(1)	—

Balance, December 31,	$32	$5	$206	$2	$4	$531	$4	$1	$5	$1

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits					Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:			Fixed Maturity Securities:

	Corporate	Foreign Bonds	Common Stock Domestic	Pass- Through Securities	Other Invested Assets	Corporate	Municipals	Pass- Through Securities
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$68	$5	$241	$69	$373	$—	$—	$9
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	(11)	78	—	—	(4)
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—	—
Other comprehensive income (loss)	7	1	(2)	14	(4)	1	—	1
Purchases, sales, issuances and settlements	(17)	(2)	1	(71)	24	—	—	(1)
Transfers into Level 3	4	—	—	2	—	3	1	1
Transfers out of Level 3	(13)	—	—	(1)	—	—	—	—

Balance, December 31,	$49	$4	$240	$2	$471	$4	$1	$6

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits						Other Postretirement Benefits
	Fixed Maturity Securities:		Equity Securities:	Pass- Through Securities	Derivative Securities	Other Invested Assets	Pass- Through Securities
	Corporate	Foreign Bonds	Common Stock Domestic
	(In millions)
Year Ended December 31, 2009:
Balance, January 1,	$57	$4	$460	$80	$40	$392	$13
Total realized/unrealized gains (losses) included in:
Earnings:
Net investment income	—	—	—	—	—	—	—
Net investment gains (losses)	(5)	(1)	—	(2)	36	4	(17)
Net derivative gains (losses)	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—
Other expenses	—	—	—	—	—	—	—
Other comprehensive income (loss)	21	5	(232)	8	(39)	(59)	17
Purchases, sales, issuances and settlements	(3)	(3)	13	(24)	(37)	36	(4)
Transfers into and/or out of Level 3	(2)	—	—	7	—	—	—

Balance, December 31,	$68	$5	$241	$69	$—	$373	$9

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Pension Benefits
	Derivative Securities	Real Estate
(In millions)
Year Ended December 31, 2011:
Balance, January 1,	$11	$8
Total realized/unrealized gains
(losses) included in:
Earnings:
Net investment income	—	—
Net investment gains (losses)	—	—
Net derivative gains (losses)	—	—
Other revenues	—	—
Policyholder benefits and claims	—	—
Other expenses	—	—
Other comprehensive income (loss)	2	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance, December 31,	$13	$8

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Derivative Securities (1)	Real Estate (1)
	(In millions)
Year Ended December 31, 2010:
Balance, January 1,	$—	$—
Total realized/unrealized gains
(losses) included in:
Earnings:
Net investment income	—	—
Net investment gains (losses)	—	—
Net derivative gains (losses)	3	—
Other revenues	—	—
Policyholder benefits and claims	—	—
Other expenses	—	—
Other comprehensive income (loss)	(3)	—
Purchases, sales, issuances, and settlements	(1)	—
Transfers into Level 3	12	8
Transfers out of Level 3	—	—

Balance, December 31,	$11	$8

(1)	Derivative securities and real estate transfers into Level 3 are due to the Acquisition and are not related to the changes in Level 3 classification at the security level.

Defined benefit plan estimated future benefit payments

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
2012	$448	$38	$109	$3
2013	$424	$41	$111	$3
2014	$456	$45	$114	$3
2015	$457	$50	$117	$3
2016	$474	$58	$118	$3
2017-2021	$2,687	$322	$605	$14